Inventory, net (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory [Line Items]
Total Gross Inventory, Finished Goods	$ 255,000	$ 527,000	$ 581,000
Less: Inventory reserve	(92,000)	(365,000)	(269,000)
Total Inventory	$ 163,000	$ 162,000	$ 312,000